Capital structure and financial items - Share capital, Treasury shares and Other reserves - Narrative (Details) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) vote kr / shares shares	Dec. 31, 2023 DKK (kr) kr / shares shares	Dec. 31, 2022 DKK (kr) kr / shares shares	Sep. 13, 2023 kr / shares	Sep. 12, 2023 kr / shares
Earnings per share [line items]
Shares cancelled (in shares) | shares	0	0
Distributable reserves | kr	kr 121,931.0	kr 78,779.0
2022 Share Repurchase Programme
Earnings per share [line items]
Share repurchase programme, authorized amount | kr	1,600.0
Share repurchase programme of Novo Nordisk B shares
Earnings per share [line items]
Share repurchase programme, authorized amount | kr	20,000.0
Share repurchase programme, outstanding at year-end | kr	kr 1,400.0
Treasury shares
Earnings per share [line items]
Equity, as a percentage of share capital	0.50%	1.10%
A shares
Earnings per share [line items]
Shares cancelled (in shares) | shares	0	0
A shares | Share capital
Earnings per share [line items]
Value of shares (DKK per share) | kr / shares	kr 0.10
Increase (decrease) in shares outstanding, value | kr	kr (4.5)	kr (5.0)	kr (6.0)
Number of votes | vote	100
B shares
Earnings per share [line items]
Shares cancelled (in shares) | shares	(45)	(50)
Increase (decrease) in number of shares outstanding | shares			60
B shares | Share capital
Earnings per share [line items]
Value of shares (DKK per share) | kr / shares	kr 0.10	kr 0.10	kr 0.10	kr 0.10	kr 0.20
Number of votes | vote	10
Treasury shares
Earnings per share [line items]
Value of shares (DKK per share) | kr / shares	kr 0.10
Shares cancelled (in shares) | shares	45	50